CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
CONDENSED CONSOLIDATING FINACIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On January 22, 2019, Enbridge entered into supplemental indentures with its wholly-owned subsidiaries, SEP and EEP (the Partnerships), pursuant to which Enbridge fully and unconditionally guaranteed, on a senior unsecured basis, the payment obligations of the Partnerships with respect to the outstanding series of notes issued under the respective indentures of the Partnerships. Concurrently, the Partnerships entered into a subsidiary guarantee agreement pursuant to which they guaranteed, on a senior unsecured basis, the outstanding series of senior notes of Enbridge. As a result of the guarantees, holders of any of the outstanding guaranteed notes of the Partnerships are in the same position with respect to the net assets, income and cash flows of Enbridge as holders of Enbridge’s outstanding guaranteed notes and vice versa. Other than the Partnerships, Enbridge subsidiaries (including the subsidiaries of the Partnerships, collectively, the Subsidiary Non-Guarantors), are not parties to the subsidiary guarantee agreement and have not otherwise guaranteed any of Enbridge’s outstanding series of senior notes.

Prior to entering into these guarantees, Enbridge received the requisite consents from the holders of the Partnerships’ outstanding senior notes such that once such guarantees were put in place, in lieu of the respective reporting obligations of Partnerships, Enbridge would be subject to reporting obligations similar to those in the indenture governing Enbridge's United States dollar denominated senior notes. The series of notes for which guarantees were entered into are described in the tables below:
Consenting SEP notes and EEP notes under Guarantee

SEP Notes[1]	EEP Notes[2]
Floating Rate Senior Notes due 2020	9.875% Notes due 2019
4.600% Senior Notes due 2021	5.200% Notes due 2020
4.750% Senior Notes due 2024	4.375% Notes due 2020
3.500% Senior Notes due 2025	4.200% Notes due 2021
3.375% Senior Notes due 2026	5.875% Notes due 2025
5.950% Senior Notes due 2043	5.950% Notes due 2033
4.500% Senior Notes due 2045	6.300% Notes due 2034
7.500% Notes due 2038
5.500% Notes due 2040
7.375% Notes due 2045

1	As at the effective date of the guarantees, the aggregate outstanding principal amount of SEP notes was approximately US$3.9 billion.

2	As at the effective date of the guarantees, the aggregate outstanding principal amount of EEP notes was approximately US$4.5 billion.

Enbridge Notes under Guarantees

USD Denominated[1]	CAD Denominated[2]
Senior Floating Rate Notes due 2020	4.100% Senior Notes due 2019
Senior Floating Rate Notes due 2020	Senior Floating Rate Notes due 2019
2.900% Senior Notes due 2022	4.770% Senior Notes due 2019
4.000% Senior Notes due 2023	4.530% Senior Notes due 2020
3.500% Senior Notes due 2024	4.850% Senior Notes due 2020
4.250% Senior Notes due 2026	4.260% Senior Notes due 2021
3.700% Senior Notes due 2027	3.160% Senior Notes due 2021
4.500% Senior Notes due 2044	4.850% Senior Notes due 2022
5.500% Senior Notes due 2046	3.190% Senior Notes due 2022
3.940% Senior Notes due 2023
3.940% Senior Notes due 2023
3.950% Senior Notes due 2024
3.200% Senior Notes due 2027
6.100% Senior Notes due 2028
7.220% Senior Notes due 2030
7.200% Senior Notes due 2032
5.570% Senior Notes due 2035
5.750% Senior Notes due 2039
5.120% Senior Notes due 2040
4.240% Senior Notes due 2042
4.570% Senior Notes due 2044
4.870% Senior Notes due 2044
4.560% Senior Notes due 2064
1 As at the effective date of the guarantees, the aggregate outstanding principal amount of the Enbridge United States dollar denominated notes was approximately US$5.9 billion.
2 As at the effective date of the guarantees, the aggregate outstanding principal amount of the Enbridge Canadian dollar denominated notes was approximately $8.1 billion.

In accordance with Rule 3-10 of the SEC's Regulation S-X, which provides an exemption from the reporting requirements of the Securities Exchange Act of 1934 for subsidiary issuers of guaranteed securities and subsidiary guarantors, in lieu of filing separate financial statements for each of the Partnerships, we have included the accompanying condensed consolidating financial information with separate columns representing the following:

1.	Enbridge Inc., the Parent Issuer and Guarantor;

2.	SEP, a Subsidiary Issuer and Guarantor;

3.	EEP, a Subsidiary Issuer and Guarantor;

4.	Subsidiary Non-Guarantors, as defined herein;

5.	Consolidating and elimination entries required to consolidate the Parent Issuer and Guarantor and its subsidiaries, including the Subsidiary Issuers and Guarantors, and

6.	Enbridge Inc. and subsidiaries on a consolidated basis.

For the purposes of the condensed consolidating financial information only, investments in subsidiaries are accounted for under the equity method. In addition, the Condensed Consolidating Statements of Cash Flows present the intercompany loan and distribution activity, as well as cash collection and payments made on behalf of our subsidiaries, as cash activities. These intercompany investments and related activities eliminate on consolidation and are presented separately only for the purpose of the accompanying Condensed Consolidating Statements. As the Spectra Merger did not occur until February 27, 2017, SEP-related information is only included in the accompanying Condensed Consolidating Statements subsequent to the date of the Spectra Merger.
Condensed Consolidating Statements of Earnings and Comprehensive Income for the year ended December 31, 2018

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Operating revenues
Commodity sales	—	—	—	27,660	—	27,660
Gas distribution sales	—	—	—	4,360	—	4,360
Transportation and other services	—	—	—	14,358	—	14,358
Total operating revenues	—	—	—	46,378	—	46,378
Operating Expenses
Commodity costs	—	—	—	26,818	—	26,818
Gas distribution costs	—	—	—	2,583	—	2,583
Operating and administrative	180	14	54	6,622	(78)	6,792
Depreciation and amortization	59	—	—	3,187	—	3,246
Impairment of long-lived assets	—	—	—	1,104	—	1,104
Impairment of goodwill	—	—	—	1,019	—	1,019
Total operating expenses	239	14	54	41,333	(78)	41,562
Operating income/(loss)	(239)	(14)	(54)	5,045	78	4,816
Income from equity investments	302	142	—	1,360	(295)	1,509
Equity earnings/(loss) from consolidated subsidiaries	3,119	(1,634)	921	(1,581)	(825)	—
Other
Net foreign currency gain/(loss)	(829)	8	—	80	219	(522)
Gain/(loss) on dispositions	360	—	—	(406)	—	(46)
Other, including other income/(expense) from affiliates	945	72	153	254	(908)	516
Interest expense	(1,080)	(302)	(557)	(1,689)	925	(2,703)
Earnings/(loss) before income taxes	2,578	(1,728)	463	3,063	(806)	3,570
Income tax recovery/(expense)	304	(319)	3	(4,373)	4,148	(237)
Earnings/(loss)	2,882	(2,047)	466	(1,310)	3,342	3,333
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	—	—	(451)	(451)
Earnings/(loss) attributable to controlling interests	2,882	(2,047)	466	(1,310)	2,891	2,882
Preference share dividends	(367)	—	—	—	—	(367)
Earnings/(loss) attributable to common shareholders	2,515	(2,047)	466	(1,310)	2,891	2,515
Earnings/(loss)	2,882	(2,047)	466	(1,310)	3,342	3,333
Total other comprehensive income/(loss)	3,788	(9)	28	556	(225)	4,138
Comprehensive income/(loss)	6,670	(2,056)	494	(754)	3,117	7,471
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(801)	(801)
Comprehensive income/(loss) attributable to controlling interests	6,670	(2,056)	494	(754)	2,316	6,670

Condensed Consolidating Statements of Earnings and Comprehensive Income for the year ended December 31, 2017

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Operating revenues
Commodity sales	—	—	—	26,286	—	26,286
Gas distribution sales	—	—	—	4,215	—	4,215
Transportation and other services	—	—	—	13,877	—	13,877
Total operating revenues	—	—	—	44,378	—	44,378
Operating expenses
Commodity costs	—	—	—	26,065	—	26,065
Gas distribution costs	—	—	—	2,572	—	2,572
Operating and administrative	169	146	16	6,111	—	6,442
Depreciation and amortization	56	—	—	3,107	—	3,163
Impairment of long lived assets	—	—	—	4,463	—	4,463
Impairment of goodwill	—	—	—	102	—	102
Total operating expenses	225	146	16	42,420	—	42,807
Operating income/(loss)	(225)	(146)	(16)	1,958	—	1,571
Income from equity investments	471	118	—	981	(468)	1,102
Equity earnings from consolidated subsidiaries	2,130	752	926	881	(4,689)	—
Other
Net foreign currency gain/(loss)	500	—	—	(22)	(241)	237
Gain/(loss) on dispositions	(11)	—	—	27	—	16
Other, including other income/(expense) from affiliates	871	11	139	74	(896)	199
Interest expense	(816)	(221)	(691)	(1,753)	925	(2,556)
Earnings before income taxes	2,920	514	358	2,146	(5,369)	569
Income tax (expense)/recovery	(61)	—	9	2,706	43	2,697
Earnings	2,859	514	367	4,852	(5,326)	3,266
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	—	—	(407)	(407)
Earnings attributable to controlling interests	2,859	514	367	4,852	(5,733)	2,859
Preference share dividends	(330)	—	—	—	—	(330)
Earnings attributable to common shareholders	2,529	514	367	4,852	(5,733)	2,529
Earnings	2,859	514	367	4,852	(5,326)	3,266
Total other comprehensive income/(loss)	(2,031)	12	204	(412)	(51)	(2,278)
Comprehensive income	828	526	571	4,440	(5,377)	988
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(160)	(160)
Comprehensive income attributable to controlling interests	828	526	571	4,440	(5,537)	828

Condensed Consolidating Statements of Earnings and Comprehensive Income for the year ended December 31, 2016

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Operating revenues
Commodity sales	—	—	22,816	—	22,816
Gas distribution sales	—	—	2,486	—	2,486
Transportation and other services	—	—	9,258	—	9,258
Total operating revenues	—	—	34,560	—	34,560
Operating expenses
Commodity costs	—	—	22,409	—	22,409
Gas distribution costs	—	—	1,596	—	1,596
Operating and administrative	126	70	4,162	—	4,358
Depreciation and amortization	50	—	2,190	—	2,240
Impairment of long lived assets	—	—	1,376	—	1,376
Total operating expenses	176	70	31,733	—	31,979
Operating income/(loss)	(176)	(70)	2,827	—	2,581
Income from equity investments	723	—	423	(718)	428
Equity earnings/(loss) from consolidated subsidiaries	1,055	442	(81)	(1,416)	—
Other
Net foreign currency gain/(loss)	187	—	(3)	(93)	91
Gain on dispositions	—	—	848	—	848
Other, including other income/(expense) from affiliates	791	107	90	(895)	93
Interest expense	(606)	(560)	(1,344)	920	(1,590)
Earnings/(loss) before income taxes	1,974	(81)	2,760	(2,202)	2,451
Income tax recovery/(expense)	95	—	(237)	—	(142)
Earnings/(loss)	2,069	(81)	2,523	(2,202)	2,309
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	—	(240)	(240)
Earnings/(loss) attributable to controlling interests	2,069	(81)	2,523	(2,442)	2,069
Preference share dividends	(293)	—	—	—	(293)
Earnings/(loss) attributable to common shareholders	1,776	(81)	2,523	(2,442)	1,776
Earnings/(loss)	2,069	(81)	2,523	(2,202)	2,309
Total other comprehensive income/(loss)	(574)	54	186	(251)	(585)
Comprehensive income/(loss)	1,495	(27)	2,709	(2,453)	1,724
Comprehensive income attributable to noncontrolling interests	—	—	—	(229)	(229)
Comprehensive income/(loss) attributable to controlling interests	1,495	(27)	2,709	(2,682)	1,495

Condensed Consolidating Statements of Financial Position as at December 31, 2018

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Assets
Current assets
Cash and cash equivalents	—	16	—	502	—	518
Restricted cash	9	—	—	110	—	119
Accounts receivable and other	283	15	8	6,211	—	6,517
Accounts receivable from affiliates	726	—	13	(142)	(518)	79
Short-term loans receivable from affiliates	3,943	—	3,689	653	(8,285)	—
Inventory	—	—	—	1,339	—	1,339
	4,961	31	3,710	8,673	(8,803)	8,572
Property, plant and equipment, net	140	—	—	94,400	—	94,540
Long-term loans receivable from affiliates	10,318	73	2,539	1,344	(14,274)	—
Investments in subsidiaries	78,474	19,777	6,363	15,567	(120,181)	—
Long-term investments	4,561	987	—	14,841	(3,682)	16,707
Restricted long-term investments	—	—	—	323	—	323
Deferred amounts and other assets	1,700	9	17	8,558	(1,726)	8,558
Intangible assets, net	234	—	—	2,138	—	2,372
Goodwill	—	—	—	34,459	—	34,459
Deferred income taxes	817	—	—	229	328	1,374
Total assets	101,205	20,877	12,629	180,532	(148,338)	166,905

Liabilities and equity
Current liabilities
Short-term borrowings	—	—	—	1,024	—	1,024
Accounts payable and other	2,742	7	34	7,059	(6)	9,836
Accounts payable to affiliates	946	233	56	(677)	(518)	40
Interest payable	283	56	105	225	—	669
Short-term loans payable to affiliates	426	682	—	7,177	(8,285)	—
Environmental liabilities, current	—	—	—	27	—	27
Current portion of long-term debt	1,853	—	683	723	—	3,259
	6,250	978	878	15,558	(8,809)	14,855
Long-term debt	22,893	7,276	6,943	23,215	—	60,327
Other long-term liabilities	2,428	2	30	8,100	(1,726)	8,834
Long-term loans payable to affiliates	76	—	1,502	12,696	(14,274)	—
Deferred income taxes	—	331	—	13,523	(4,400)	9,454
	31,647	8,587	9,353	73,092	(29,209)	93,470
Equity
Controlling interests[1]	69,558	12,290	3,276	107,440	(123,094)	69,470
Noncontrolling interests	—	—	—	—	3,965	3,965
	69,558	12,290	3,276	107,440	(119,129)	73,435
Total liabilities and equity	101,205	20,877	12,629	180,532	(148,338)	166,905
1 Equity attributable to controlling interests for parent issuer and guarantor excludes reciprocal shareholding balance included within consolidating and elimination adjustments.

Condensed Consolidating Statements of Financial Position as at December 31, 2017

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Assets
Current assets
Cash and cash equivalents	—	14	—	466	—	480
Restricted cash	2	—	—	105	—	107
Accounts receivable and other	292	8	—	6,753	—	7,053
Accounts receivable from affiliates	593	—	41	(73)	(514)	47
Short-term loans receivable from affiliates	1,861	—	3,085	2,977	(7,923)	—
Inventory	—	—	—	1,528	—	1,528
	2,748	22	3,126	11,756	(8,437)	9,215
Property, plant and equipment, net	136	—	—	90,575	—	90,711
Long-term loans receivable from affiliates	14,205	574	2,352	(3,177)	(13,954)	—
Investments in subsidiaries	55,466	21,528	5,993	16,672	(99,659)	—
Long-term investments	8,408	918	—	14,972	(7,654)	16,644
Restricted long-term investments	—	—	—	267	—	267
Deferred amounts and other assets	904	8	5	7,250	(1,725)	6,442
Intangible assets, net	219	—	—	3,048	—	3,267
Goodwill	—	—	—	34,457	—	34,457
Deferred income taxes	809	—	—	254	27	1,090
Total assets	82,895	23,050	11,476	176,074	(131,402)	162,093

Liabilities and equity
Current liabilities
Short-term borrowings	—	—	—	1,444	—	1,444
Accounts payable and other	1,927	100	19	7,432	—	9,478
Accounts payable to affiliates	56	171	—	444	(514)	157
Interest payable	216	51	102	265	—	634
Short-term loans payable to affiliates	868	—	—	7,055	(7,923)	—
Environmental liabilities, current	—	—	—	40	—	40
Current portion of long-term debt	—	626	501	1,744	—	2,871
	3,067	948	622	18,424	(8,437)	14,624
Long-term debt	20,173	7,605	7,852	25,235	—	60,865
Other long-term liabilities	1,342	38	21	7,834	(1,725)	7,510
Long-term loans payable to affiliates	76	4	764	13,110	(13,954)	—
Deferred income taxes	—	—	—	9,295	—	9,295
	24,658	8,595	9,259	73,898	(24,116)	92,294
Redeemable noncontrolling interests	—	—	—	—	4,067	4,067
Equity
Controlling interests[1]	58,237	14,455	2,217	102,176	(118,950)	58,135
Noncontrolling Interests	—	—	—	—	7,597	7,597
	58,237	14,455	2,217	102,176	(111,353)	65,732
Total liabilities and equity	82,895	23,050	11,476	176,074	(131,402)	162,093
1 Equity attributable to controlling interests for parent issuer and guarantor excludes reciprocal shareholding balance included within consolidating and elimination adjustments.

Condensed Consolidating Statements of Cash Flows for the year ended December 31, 2018

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Net cash provided by/(used in) operating activities	154	1,751	(1,328)	12,772	(2,847)	10,502
Investing activities
Capital expenditures	(28)	—	—	(6,778)	—	(6,806)
Long-term investments	(81)	(12)	—	(1,297)	78	(1,312)
Distributions from equity investments in excess of cumulative earnings	1,829	45	2,071	1,232	(3,900)	1,277
Additions to intangible assets	(43)	—	—	(497)	—	(540)
Proceeds from dispositions	1,790	—	—	2,662	—	4,452
Contributions to subsidiaries	(8,131)	(79)	(13)	(1,655)	9,878	—
Return of share capital from subsidiaries	3,753	—	—	—	(3,753)	—
Advances to affiliates	(6,863)	—	(1,703)	(4,859)	13,425	—
Repayment of advances to affiliates	9,427	518	1,504	3,298	(14,747)	—
Other	—	—	—	(88)	—	(88)
Net cash provided by/(used in) investing activities	1,653	472	1,859	(7,982)	981	(3,017)
Financing activities
Net change in short-term borrowings	—	—	—	(420)	—	(420)
Net change in commercial paper and credit facility draws	(734)	(962)	(1,009)	449	—	(2,256)
Debenture and term note issues, net of issue costs	2,554	—	—	983	—	3,537
Debenture and term note repayments	—	(648)	(509)	(3,288)	—	(4,445)
Sale of noncontrolling interests in subsidiaries	—	—	—	—	1,289	1,289
Contributions from noncontrolling interests	—	—	—	—	24	24
Distributions to noncontrolling interests	—	—	—	—	(857)	(857)
Contributions from redeemable noncontrolling interests	—	—	—	—	70	70
Distributions to redeemable noncontrolling interests	—	—	—	—	(325)	(325)
Contributions from parents	—	—	1,007	8,223	(9,230)	—
Distributions to parents	—	(1,902)	(666)	(7,653)	10,221	—
Sponsored Vehicle buy-in cash payment	(64)	—	—	—	—	(64)
Redemption of preferred shares	—	—	—	(210)	—	(210)
Common shares issued	21	648	—	—	(648)	21
Preference share dividends	(364)	—	—	—	—	(364)
Common share dividends	(3,480)	—	—	—	—	(3,480)
Advances from affiliates	710	648	3,501	8,566	(13,425)	—
Repayment of advances from affiliates	(443)	—	(2,855)	(11,449)	14,747	—
Other	—	(5)	—	(18)	—	(23)
Net cash (used in)/provided by financing activities	(1,800)	(2,221)	(531)	(4,817)	1,866	(7,503)
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	—	—	—	68	—	68
Net increase in cash and cash equivalents and restricted cash	7	2	—	41	—	50
Cash and cash equivalents and restricted cash at beginning of year	2	14	—	571	—	587
Cash and cash equivalents and restricted cash at end of year	9	16	—	612	—	637

Condensed Consolidating Statements of Cash Flows for the year ended December 31, 2017

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Net cash (used in)/provided by operating activities	(1,023)	(255)	(1,681)	11,411	(1,794)	6,658
Investing activities
Capital expenditures	(21)	—	—	(8,266)	—	(8,287)
Long-term investments	(202)	(51)	—	(3,535)	202	(3,586)
Distributions from equity investments in excess of cumulative earnings	1,448	22	1,907	103	(3,355)	125
Additions to intangible assets	(47)	—	—	(742)	—	(789)
Cash acquired in Merger Transaction	—	—	—	682	—	682
Proceeds from dispositions	—	—	1,742	1,103	(2,217)	628
Reimbursement of capital expenditures	—	—	—	212	—	212
Contributions to subsidiaries	(4,866)	—	(2,056)	—	6,922	—
Return of share capital from subsidiaries	2,423	—	1,532	—	(3,955)	—
Advances to affiliates	(7,145)	(519)	(1,410)	(3,020)	12,094	—
Repayment of advances to affiliates	4,506	—	2,129	2,887	(9,522)	—
Other	—	—	—	(22)	—	(22)
Net cash (used in)/provided by investing activities	(3,904)	(548)	3,844	(10,598)	169	(11,037)
Financing activities
Net change in short-term borrowings	—	—	—	721	—	721
Net change in commercial paper and credit facility draws	(1,845)	2,226	(316)	(1,314)	—	(1,249)
Debenture and term note issues, net of issue costs	8,177	868	—	438	—	9,483
Debenture and term note repayments	(1,711)	(533)	—	(2,810)	—	(5,054)
Purchase of interest in consolidated subsidiary	—	—	(475)	(1,969)	2,217	(227)
Contributions from noncontrolling interests	—	—	—	—	832	832
Distributions to noncontrolling interests	—	—	—	—	(919)	(919)
Contributions from redeemable noncontrolling interests	563	—	—	—	615	1,178
Distributions to redeemable noncontrolling interests	—	—	—	—	(247)	(247)
Contributions from parents	—	—	—	6,922	(6,922)	—
Distributions to parents	—	(1,987)	(789)	(7,310)	10,086	—
Preference shares issued	489	—	—	—	—	489
Redemption of preferred shares	—	—	(1,613)	1,613	—	—
Common shares issued	1,549	227	1,646	—	(1,873)	1,549
Preference share dividends	(330)	—	(478)	—	478	(330)
Common share dividends[1]	(2,336)	—	—	(414)	—	(2,750)
Advances from affiliates	407	—	2,613	9,074	(12,094)	—
Repayment of advances from affiliates	(40)	—	(2,847)	(6,635)	9,522	—
Net cash provided by/(used in) financing activities	4,923	801	(2,259)	(1,684)	1,695	3,476
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	—	—	(2)	—	(70)	(72)
Net decrease in cash and cash equivalents and restricted cash	(4)	(2)	(98)	(871)	—	(975)
Cash and cash equivalents and restricted cash at beginning of year	6	16	98	1,442	—	1,562
Cash and cash equivalents and restricted cash at end of year	2	14	—	571	—	587
1 Common share dividends for the year ended December 31, 2017 includes amounts distributed by Spectra Energy Corp. related to dividends accrued prior to the Merger Transaction.
Condensed Consolidating Statements of Cash Flows for the year ended December 31, 2016

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Net cash provided by/(used in) operating activities	(65)	(1,818)	8,579	(1,491)	5,205
Investing activities
Capital expenditures	(21)	—	(5,107)	—	(5,128)
Long-term investments	(194)	—	(514)	194	(514)
Distributions from equity investments in excess of cumulative earnings	1,233	2,717	—	(3,950)	—
Additions to intangible assets	(37)	—	(90)	—	(127)
Acquisitions	—	—	(644)	—	(644)
Proceeds from dispositions	—	—	1,379	—	1,379
Contributions to subsidiaries	(970)	(463)	—	1,433	—
Return of share capital from subsidiaries	350	—	—	(350)	—
Advances to affiliates	(4,307)	(1,623)	(1,518)	7,448	—
Repayment of advances to affiliates	1,577	1,382	400	(3,359)	—
Other	—	17	(135)	—	(118)
Net cash (used in)/provided by investing activities	(2,369)	2,030	(6,229)	1,416	(5,152)
Financing activities
Net change in short-term borrowings	—	—	(248)	—	(248)
Net change in commercial paper and credit facility draws	(1,083)	289	(1,503)	—	(2,297)
Debenture and term note issues, net of issue costs	3,009	—	1,071	—	4,080
Debenture and term note repayments	(1,160)	(400)	(386)	—	(1,946)
Contributions from noncontrolling interests	—	—	—	28	28
Distributions to noncontrolling interests	—	—	—	(720)	(720)
Contributions from redeemable noncontrolling interests	—	—	—	591	591
Distributions to redeemable noncontrolling interests	—	—	—	(202)	(202)
Contributions from parents	—	—	1,433	(1,433)	—
Distributions to parents	—	(1,060)	(4,840)	5,900	—
Preference shares issued	737	—	—	—	737
Common shares issued	2,260	—	—	—	2,260
Preference share dividends	(293)	—	—	—	(293)
Common share dividends	(1,150)	—	—	—	(1,150)
Advances from affiliates	518	1,000	5,930	(7,448)	—
Repayment of advances from affiliates	(400)	—	(2,959)	3,359	—
Net cash provided by/(used in) financing activities	2,438	(171)	(1,502)	75	840
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	—	1	(20)	—	(19)
Net increase in cash and cash equivalents and restricted cash	4	42	828	—	874
Cash and cash equivalents and restricted cash at beginning of year	2	56	630	—	688
Cash and cash equivalents and restricted cash at end of year	6	98	1,458	—	1,562